CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Share capital	General Reserves [1]	Translation reserve	Retained earnings	Total	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2022	$ 925.9	$ 1,097.3	$ (35.5)	$ 3,901.9	$ 5,889.6	$ 6.3	$ 5,895.9
Profit (loss) for the year				(2,695.6)	(2,695.6)	7.7	(2,687.9)
Other comprehensive income for the year, net of tax		19.5	(7.3)	0.1	12.3	(1.8)	10.5
Exercise of options	0.7	(0.7)
Share-based compensation		17.6			17.6		17.6
Dividend to owners of the Company				(769.2)	(769.2)		(769.2)
Dividend to non-controlling interests in subsidiaries						(8.9)	(8.9)
Balance at the end at Dec. 31, 2023	926.6	1,133.7	(42.8)	437.2	2,454.7	3.3	2,458.0
Profit (loss) for the year				2,147.7	2,147.7	6.1	2,153.8
Other comprehensive income for the year, net of tax		8.2	(3.1)	(1.5)	3.6	0.5	4.1
Exercise of options	0.7	(0.7)
Share-based compensation		10.0			10.0		10.0
Dividend to owners of the Company				(579.2)	(579.2)		(579.2)
Acquisition of non-controlling interest in a subsidiary		0.1			0.1	(0.1)
Dividend to non-controlling interests in subsidiaries						(4.0)	(4.0)
Balance at the end at Dec. 31, 2024	927.3	1,151.3	(45.9)	2,004.2	4,036.9	5.8	4,042.7
Profit (loss) for the year				479.2	479.2	2.3	481.5
Other comprehensive income for the year, net of tax		12.3	1.9	1.7	15.9	0.4	16.3
Exercise of options	0.3	(0.3)
Share-based compensation		4.5			4.5		4.5
Dividend to owners of the Company				(515.6)	(515.6)		(515.6)
Dividend to non-controlling interests in subsidiaries						(3.8)	(3.8)
Balance at the end at Dec. 31, 2025	$ 927.6	$ 1,167.8	$ (44.0)	$ 1,969.5	$ 4,020.9	$ 4.7	$ 4,025.6

[1]	Include reserves related to share-based compensation, changes in fair value of investment instruments and transactions with an interested party in prior periods.